SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Shares Capital

a.Composition of share capital of the Company:

	December 31,
	2019		2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of NIS 0.01 par value each	250,000,000	38,043,516	250,000,000	39,034,759

Schedule of Share Based Compensation Expense

The total share-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2018, 2019 and 2020 is comprised as follows:

	Year ended December 31,
	2018	2019	2020

Cost of revenues	$3,350	$5,690	$8,734
Research and development	7,922	10,960	14,691
Sales and marketing	12,708	20,976	28,220
General and administrative	11,984	17,891	20,204

Total share-based compensation expense	$35,964	$55,517	$71,849

Schedule of Stock Option Activity

A summary of the activity in options granted to employees for the year ended December 31, 2020 is as follows:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Balance as of December 31, 2019	916,513	$57.29	6.96	$54,762

Granted	31,100	$102.58
Exercised	261,447	$50.10
Forfeited	37,393	$61.87

Balance as of December 31, 2020	648,773	$62.09	5.94	$64,555

Exercisable as of December 31, 2020	502,172	$55.83	5.35	$53,108

Schedule of Fair Value Assumptions

The following table sets forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2018, 2019 and 2020:

	Year ended December 31,
	2018	2019	2020

Expected volatility	47%-48%	48%	40%-41%
Expected dividends	0%	0%	0%
Expected term (in years)	5.00-6.20	5.90-6.10	4.02-4.20
Risk free rate	2.38%- 3.12%	1.49%- 2.49%	0.22%- 1.61%

Schedule of Options Data

A summary of options data for the years ended December 31, 2018, 2019 and 2020, is as follows:

	Year ended December 31,
	2018	2019	2020

Weighted-average grant date fair value of options granted	$28.26	$55.43	$33.82
Total intrinsic value of the options exercised	$53,398	$45,326	$18,790

Schedule of Outstanding and Exercisable Options

The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2020:

Exercise price	Options outstanding as of December 31, 2020	Weighted average remaining contractual term	Options exercisable as of December 31, 2020	Weighted average remaining contractual term
		(years)		(years)

$1.46 – 14.00	30,104	2.84	30,104	2.84
$37.44 – 47.29	115,759	5.92	95,647	5.74
$47.40 – 51.86	147,456	6.01	123,894	5.84
$55.25 – 64.65	226,948	4.93	211,755	4.75
$75.73 – 138.98	128,506	8.40	40,772	7.99

	648,773	5.94	502,172	5.35

Schedule of RSUs and PSUs Activity

e.A summary of RSUs and PSUs activity for the year ended December 31, 2020 is as follows:

	Amount of RSUs and PSUs	Weighted average grant date fair value

Unvested as of December 31, 2019	1,959,644	$85.00

Granted	1,085,790	105.99
Vested	729,796	76.76
Forfeited	194,005	83.97

Unvested as of December 31, 2020	2,121,633	$98.67